Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Schedule of related party transactions

	Year Ended December 31,				Six Months Ended June 30,
	2017	2018	2019		2019	2020
					(unaudited)
Revenue:
Stockholder A	$7,090	$9,447	$(3,514)	(1)	$265	$278
Stockholder B	5,080	508	1,391		3	3,544
Stockholder C	—	18	6,148		5,040	439

	December 31,
	2018	2019	June 30, 2020
			(unaudited)
Accounts receivable:
Stockholder A	$2,907	$9	$—
Stockholder B	251	1,404	2,239
Stockholder C	—	—	300